Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

15            Leases

a.           Right-of-use assets

.a.	December 31, 2022	December 31, 2021
Properties	48,415	69,441
Vehicles	7,772	4,173
IT equipment	-	213
Total	56,187	73,827

Some of the Group’s leases have the option of an extension that can be exercised for an indefinite period, and in these cases the Group has already considered in the measurement of the lease amounts the extensions that are reasonably certain to be exercised.

The Group applies the short-term lease recognition exemption to its short-term leases of properties (those leases that have a lease term of 12 months or less). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expenses on a straight-line basis. The remaining rental expenses for the year totaled R$5,815 as of December 31, 2022(R$5,922 as of December 31, 2021and R$4,669 as of December 31, 2020).

The changes to balances of the right-of-use are:

	Properties	Vehicles	IT equipment	Total
Cost:
Balance on December 31, 2020	88,549	5,008	851	94,408
Additions due to business combination (note 9.c)	5,414	-	-	5,414
Foreign currency difference	2,744	3	-	2,747
Additions	11,815	3,724	-	15,539
Derecognition of right-of-use assets	(2,200)	(2,363)	-	(4,563)
Remeasurement of right-of-use assets	1,318	-	-	1,318
Balance on December 31, 2021	107,640	6,372	851	114,863
Additions due to business combination (note 9.c)	11,035	-	-	11,035
Foreign currency difference	(3,226)	-	-	(3,226)
Additions	8,144	6,930	-	15,074
Derecognition of right-of-use assets	(33,006)	(1,104)	(851)	(34,961)
Balance on December 31, 2022	90,587	12,198	-	102,785

Depreciation:
Balance on December 31, 2020	(22,090)	(2,199)	(354)	(24,643)
Foreign currency difference	(856)	(1)	-	(857)
Depreciation	(16,535)	(1,944)	(284)	(18,763)
Derecognition of right-of-use assets	1,657	1,945	-	3,602
Remeasurement of right-of-use assets	(376)	-	-	(376)
Balance on December 31, 2021	(38,200)	(2,199)	(638)	(41,037)
Foreign currency difference	123	-	-	123
Depreciation	(23,679)	(3,273)	(213)	(27,165)
Derecognition of right-of-use assets	19,584	1,046	851	21,481
Balance on December 31, 2022	(42,172)	(4,426)	-	(46,598)

Net balance at:
December 31, 2021	69,441	4,173	213	73,827
December 31, 2022	48,415	7,772	-	56,187

b.           Lease liabilities

.	Average discount rate (per year)	December 31, 2022	December 31, 2021
Properties	8.26% (2021: 10.88%)	54,369	77,366
Vehicles	16.63% (2021: 14.54%)	8,439	4,285
IT equipment	7.70% (2021: 7.70%)	-	237
Total		62,808	81,888
Current		21,539	21,214
Non-current		41,269	60,674
Total		62,808	81,888

The change in lease liabilities is disclosed in the reconciliation of change in liabilities to cash flows in note 16.